Columbia Global Equity Value Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Global Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Columbia Global Equity Value Fund} - Columbia Global Equity Value Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- Columbia Global Equity Value Fund} - Columbia Global Equity Value Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	0.25%	none	none
Other expenses	[2]	0.22%	0.22%	0.22%	0.04%	0.34%	0.22%	0.22%	0.09%	0.22%	0.04%	0.22%
Total annual Fund operating expenses		1.16%	1.91%	1.91%	0.73%	1.03%	1.41%	0.91%	0.78%	1.16%	0.73%	0.91%
[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.63% and 0.06% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example {- Columbia Global Equity Value Fund} - Columbia Global Equity Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	686	922	1,177	1,903
Class B	694	900	1,232	2,038
Class C	294	600	1,032	2,233
Class I	75	233	406	906
Class K	105	328	569	1,259
Class R	144	446	771	1,691
Class R4	93	290	504	1,120
Class R5	80	249	433	966
Class W	118	368	638	1,409
Class Y	75	233	406	906
Class Z	93	290	504	1,120

Expense Example, No Redemption {- Columbia Global Equity Value Fund} - Columbia Global Equity Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	686	922	1,177	1,903
Class B	194	600	1,032	2,038
Class C	194	600	1,032	2,233
Class I	75	233	406	906
Class K	105	328	569	1,259
Class R	144	446	771	1,691
Class R4	93	290	504	1,120
Class R5	80	249	433	966
Class W	118	368	638	1,409
Class Y	75	233	406	906
Class Z	93	290	504	1,120

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.

The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing with a focus on large-cap companies provides investors with a strong opportunity for long-term growth of capital. The Fund typically focuses its investment in equity securities of companies that have market capitalizations in the range of the companies in the MSCI World Value Index (Net) (the Index) at the time of purchase (between $1.6 billion and $380 billion as of May 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in derivatives, including forward foreign currency contracts, for hedging or investment purposes.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.

Effective September 5, 2014, the Fund compares its performance to that of the MSCI World Value Index (Net) and the MSCI World Index (Net) (the New Indices) in light of the changes made to the Fund's name and principal investment strategies. Fund performance prior to September 5, 2014 is reflective of a different strategy that may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2015: 0.02%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 17.57% Worst 4th Quarter 2008 -23.90%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns {- Columbia Global Equity Value Fund} - Columbia Global Equity Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Mar. 20, 1995	0.80%	10.26%	6.16%
Class A | returns after taxes on distributions	Mar. 20, 1995	(2.53%)	9.16%	5.15%
Class A | returns after taxes on distributions and sale of Fund shares	Mar. 20, 1995	3.19%	8.15%	4.82%
Class B	May 14, 1984	1.60%	10.47%	5.98%
Class C	Jun. 26, 2000	5.26%	10.73%	5.98%
Class I	Mar. 04, 2004	7.52%	12.05%	7.24%
Class K	Mar. 20, 1995	7.19%	11.75%	6.97%
Class R	Dec. 11, 2006	6.66%	11.28%	6.53%
Class R4	Dec. 11, 2006	7.23%	11.70%	6.83%
Class R5	Dec. 11, 2006	7.32%	11.98%	7.12%
Class W	Dec. 01, 2006	6.95%	11.51%	6.75%
Class Y	Feb. 28, 2013	7.46%	11.75%	6.88%
Class Z	Sep. 27, 2010	7.25%	11.83%	6.91%
MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		3.69%	9.31%	5.26%
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		4.94%	10.20%	6.03%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		13.45%	15.42%	7.30%